Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2020
Property Plant And Equipment [Abstract]
Composition of Assets Grouped by Major Classifications
a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2020	2019
Cost:
Land	$7,628	$7,628
Buildings	187,570	183,496
Leasehold improvements	3,383	2,291
Machinery and equipment	212,480	200,375
Computer software and equipment	39,156	33,789
Motor vehicles	80	215
Furniture, fixtures and office equipment	15,047	14,900
	465,344	442,694
Accumulated depreciation and impairment charges:
Buildings	$78,150	$71,279
Leasehold improvements	1,847	1,689
Machinery and equipment	144,437	135,801
Computer software and equipment	20,857	18,294
Motor vehicles	80	215
Furniture, fixtures and office equipment	10,012	9,174
	255,383	236,452
Depreciated cost	$209,961	$206,242